Related Party Transactions (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	May 09, 2024	Mar. 14, 2024	Dec. 21, 2023	Jul. 31, 2023	Jul. 24, 2023	May 15, 2023	May 09, 2023	Mar. 15, 2023	Mar. 13, 2023	Feb. 09, 2023	Feb. 14, 2022	Nov. 08, 2021	Feb. 10, 2021	Mar. 30, 2020	Aug. 13, 2019	Jul. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Mar. 26, 2024	Dec. 05, 2023	Nov. 15, 2023	Nov. 10, 2023	Nov. 09, 2023	Oct. 31, 2023	Oct. 03, 2023	Jul. 26, 2023	Nov. 10, 2022	Dec. 31, 2021
Warrant purchase																					53,980	53,980
Stockholders' Equity, Reverse Stock Split		1 for 35.17
Common stock held																	$ 250,000
Warrants outstanding																					117,903	117,903
Common stock, shares, outstanding																	8,413,889		2,218,500		2,467,434	2,467,434		2,218,500
Proceeds from issuance costs																								$ 4,422
[custom:ChangeInFairValueOfConvertiblePromissoryNotes]																	$ 7,017,000	$ (294,000)				$ (5,355,661)		$ 88,000
Agex Therapeutics Inc [Member]
Line of credit facility																					$ 2,000,000,000	$ 2,000,000,000
Warrant purchase																					53,980	53,980
Common stock held																					$ 250,000	$ 250,000
Convertiable promissoty note								$ 105,000,000
Warrants outstanding																			12,924 [1]		[1]		[1]	12,924	[1]
Common stock, shares, outstanding																			1,079,000		1,079,000	1,079,000		1,079,000
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Agex Therapeutics Inc [Member] | Minimum [Member]
Proceeds from Issuance or Sale of Equity				$ 25,000,000
2022 Warrants [Member]
Warrants exercise price, minimum																						$ 20.75
Warrants exercise price, maximum																						30.94
2022 Warrants [Member] | Agex Therapeutics Inc [Member]
Warrants exercise price, minimum																						20.75
Warrants exercise price, maximum																						$ 30.94
Warrant [Member]
Warrants outstanding																	129,593
Warrant [Member] | Agex Therapeutics Inc [Member]
Secured debt																					$ 15,160,000	$ 15,160,000
Common Stock [Member]
Common stock, shares																	616,000
Common Stock [Member] | Agex Therapeutics Inc [Member]
Common stock, shares, outstanding																			1,079,022		1,079,080	1,079,080		1,079,022
Proceeds from issuance costs																						$ 10,000,000
Secured Convertible Promissory Note [Member]
Secured debt																	$ 25,960,000
Proceeds from issuance of secured debt																	7,500,000
Debt instrument, indebtedness																$ 17,992,800
Line of credit, current borrowing capacity				16,660,000												16,660,000
Loan fee																1,332,800
Secured Convertible Promissory Note [Member] | Agex Therapeutics Inc [Member]
Secured debt																					$ 20,160,000	20,160,000
Proceeds from issuance of secured debt																						7,500,000
Debt instrument, indebtedness																17,992,800
Line of credit, current borrowing capacity				16,660,000												16,660,000
Loan fee																1,332,800
Convertiable promissoty note								$ 25,000,000
Debt Instrument, Interest Rate, Stated Percentage								20.00%
Convertible Promissory Note [Member]
Proceeds from (Repayments of) Debt	$ 525,000
Convertiable promissoty note								$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage								7.00%
Fair Value, Option, Changes in Fair Value, Gain (Loss)						$ 7,800,000												7,500,000				$ 3,000,000
[custom:ChangeInFairValueOfConvertiblePromissoryNotes]																	7,000,000	$ 2,500,000			$ 4,780,000
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 25,000,000
Debt Instrument, Convertible, Terms of Conversion Feature								The principal balance of the AgeX-Serina Note with accrued interest will automatically convert into the Company’s preferred stock if the Company raises at least $25,000,000 through the sale of shares of the Company’s preferred stock. The conversion price per share shall be the lower of (a) 80% of the lowest price at which the shares of preferred stock were sold, and (b) a “capped price” equal to $105,000,000 divided by the Company’s then fully diluted capitalization. AgeX has the option to convert the AgeX-Serina Note into the Company’s preferred stock after a sale of the Company’s preferred stock regardless of the amount sold by the Company. AgeX may (i) at its election, upon a change of control (as defined in the AgeX-Serina Note), convert the AgeX-Serina Note in whole or in part into either (a) cash in an amount equal to 100% of the outstanding principal amount of the AgeX-Serina Note, plus interest, or (b) into the highest ranking shares of the Company then issued at a conversion price equal to the lowest price per share at which the most senior series of the Company’s shares has been sold in a single transaction or a series of related transactions through which the Company raised at least $5,000,000 or (ii) if the AgeX-Serina Note remains outstanding as of the maturity date, AgeX may convert the AgeX-Serina Note into the most senior shares of the Company issued at the time of conversion at a conversion price equal to the capped price.
Convertible Promissory Note [Member] | Minimum [Member]
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 5,000,000
Issued Interest Bearing Convertible Promissory Notes [Member]
Convertiable promissoty note																			$ 1,350,000	$ 1,450,000				$ 1,350,000										$ 3,650,000
Debt Instrument, Interest Rate, Stated Percentage																				6.00%									6.00%
Debt Instrument, Convertible, Terms of Conversion Feature																			Preferred Stock issued in the Qualified Financing at a conversion price of the lesser of i) a 20% discount to the price paid by purchasers in the Qualified Financing and ii) the quotient resulted from dividing $100 million by the fully diluted capitalization of the Company immediately prior to the Qualified Financing. If the Company enters into a Non-Qualified Equity Financing (less than $15 million in proceeds), the Holder has the option to convert the Serina Convertible Notes into shares of the Company’s Preferred Stock issued in the Non-Qualified Financing at the price paid per share. The Company may also choose to optionally convert the Serina Convertible Notes into Series A-5 Preferred Stock at a price of $13 per share, and a warrant to purchase shares of Series A-5 Preferred Stock with an exercise price of $20.00, and an expiration date of December 31, 2024. If a Change in Control or an IPO occurs prior to a Qualified Financing, then the Holder has the option to convert outstanding principal and interest into common stock at a price per share equal to an amount obtained by dividing i) the Post-Money Valuation Cap ($100,000,000) by ii) the Fully Diluted Capitalization immediately prior to the conversion.	Preferred Stock issued in the Qualified Financing at a conversion price of the lesser of i) a 20% discount to the price paid by purchasers in the Qualified Financing and ii) the quotient resulted from dividing $100 million by the fully diluted capitalization of Serina immediately prior to the Qualified Financing. If Serina enters into a Non-Qualified Equity Financing (less than $15 million in proceeds), the Holder has the option to convert the Serina Convertible Notes into shares of Serina’s Preferred Stock issued in the Non-Qualified Financing at the price paid per share. Serina may also choose to optionally convert the Serina Convertible Notes into Legacy Serina Series A-5 Preferred Stock at a price of $13.31 per share, and a warrant to purchase shares of Legacy Serina Series A-5 Preferred Stock with an exercise price of $20.47, and an expiration date of December 31, 2024. If a Change in Control or an IPO occurs prior to a Qualified Financing, then the Holder has the option to convert outstanding principal and interest into common stock at a price per share equal to an amount obtained by dividing i) the Post-Money Valuation Cap ($100,000,000) by ii) the Fully Diluted Capitalization immediately prior to the conversion.
Issued Interest Bearing Convertible Promissory Notes [Member] | Minimum [Member]
Proceeds from Issuance of Preferred Stock and Preference Stock																			$ 15	$ 15,000,000
Convertible Notes [Member] | Series A Five Preferred Stock [Member]
Warrant purchase																																	117,903
Convertible Preferred Stock, Shares Issued upon Conversion																																	115,171
Juvenescence Limited [Member]
Extinguishment of debt																36,000,000
Juvenescence Limited [Member] | Agex Therapeutics Inc [Member]
Extinguishment of debt					$ 36,000,000											36,000,000
Proceeds from issuance costs				$ 25,000,000
Common stock outstanding percentage				85.00%
Juvenescence Limited [Member] | Agex Therapeutics Inc [Member] | Minimum [Member]
Proceeds from issuance costs				$ 10,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Line of credit, current borrowing capacity									$ 10,000,000
Proceeds from issuance of long term debt									10,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member] | Agex Therapeutics Inc [Member]
Line of credit, current borrowing capacity									10,000,000
Convertiable promissoty note								5,000,000
Proceeds from issuance of long term debt									10,000,000
Juvenescence Limited [Member] | Derivatives and Hedging [Member] | Agex Therapeutics Inc [Member]
Common stock outstanding percentage				15.00%
Juvenescence [Member]
Warrant purchase																					294,482	294,482
Accounts payable																	$ 66,000
Juvenescence [Member] | Agex Therapeutics Inc [Member]
Warrant purchase																					294,482	294,482
Accounts payable																			$ 141,000		$ 66,000	$ 66,000		$ 141,000
Line of credit outstanding principal																						2,500,000
Reimbursement																						280,000
Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Convertiable promissoty note									10,000,000
Origination fee description				In lieu of accrued interest, AgeX agreed to pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the 2023 Secured Note into shares of AgeX common stock, (ii) repayment of the 2023 Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the 2023 Secured Note following an Event of Default as defined in the 2023 Secured Note.
Juvenescence [Member] | Secured Convertible Promissory Note [Member] | Agex Therapeutics Inc [Member]
Convertiable promissoty note									$ 10,000,000												10,000,000	$ 10,000,000
Origination fee description				In lieu of accrued interest, AgeX agreed to pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the 2023 Secured Note into shares of AgeX common stock, (ii) repayment of the 2023 Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the 2023 Secured Note following an Event of Default as defined in the 2023 Secured Note.
Merger Agreement [Member]
Other Liabilities																										$ 500,000
Merger Agreement [Member] | 2022 Warrants [Member]
Warrants exercise price, minimum																	$ 20.75
Warrants exercise price, maximum																	$ 25.01
Merger Agreement [Member] | Juvenescence [Member]
Warrant purchase																	129,593
[custom:StockIssuedDuringPeriodSharesIssuedCancelled]																	164,889
2022 Secured Convertible Promissory Note and Security Agreement [Member]
Line of credit											$ 13,160,000
Line of credit, term											12 months
Line of credit facility											$ 8,160,000
Line of credit facility, current borrowing capacity											7,160,000
2022 Secured Convertible Promissory Note and Security Agreement [Member] | Agex Therapeutics Inc [Member]
Line of credit											$ 13,160,000
Line of credit, term											12 months
Line of credit facility											$ 8,160,000
Line of credit facility, current borrowing capacity											7,160,000
2022 Secured Convertible Promissory Note and Security Agreement [Member] | Secured Convertible Promissory Note [Member]
Increase in line of credit							$ 4,000,000			$ 2,000,000
2022 Secured Convertible Promissory Note and Security Agreement [Member] | Secured Convertible Promissory Note [Member] | Agex Therapeutics Inc [Member]
Increase in line of credit							$ 4,000,000			$ 2,000,000
2022 Secured Note [Member]
Line of credit																	$ 5,800,000									$ 2,400,000				$ 4,400,000
2022 Secured Note [Member] | Agex Therapeutics Inc [Member]
Line of credit																											$ 500,000	$ 500,000		$ 4,400,000	$ 500,000	$ 500,000
Security Agreement [Member]
Line of credit facility, description																	if any indebtedness of UniverXome in excess of $100,000 becomes due and payable, or a breach or other circumstance arises thereunder such that Juvenescence is entitled to declare such indebtedness due and payable, prior to its due date, or any indebtedness of UniverXome in excess of $25,000 is not paid on its due date;
Security Agreement [Member] | Agex Therapeutics Inc [Member]
Line of credit facility, description																						if any indebtedness of AgeX in excess of $100,000 becomes due and payable, or a breach or other circumstance arises thereunder such that Juvenescence is entitled to declare such indebtedness due and payable, prior to its due date, or any indebtedness of AgeX in excess of $25,000 is not paid on its due date;
2019 Loan Agreement [Member] | Juvenescence [Member] | Agex Therapeutics Inc [Member]
Line of credit															$ 2,000,000.0
Line of credit, term															18 months
Line of credit facility, current borrowing capacity																																			$ 7,000,000.0
Increase in line of credit												$ 1,000,000.0	$ 4,000,000.0
Line of credit outstanding principal											7,000,000.0
Origination fee											$ 160,000
2020 Loan Agreement [Member] | Agex Therapeutics Inc [Member]
Line of credit														$ 8,000,000.0
Line of credit, term														18 months
Line of credit facility, current borrowing capacity																					$ 8,000,000.0	$ 8,000,000.0
Line of credit, current borrowing capacity														$ 3,000,000.0
Warrant purchase														104,365
Common stock, shares														810
Warrants outstanding																					25,628	25,628
2020 Loan Agreement [Member] | Agex Therapeutics Inc [Member] | Extended Maturity [Member]
Line of credit, extended maturity date														Mar. 30, 2024
2020 Loan Agreement [Member] | Warrant [Member] | Agex Therapeutics Inc [Member]
Warrant purchase																					104,365	104,365
Common stock, shares, outstanding																					25,628	25,628
2020 Loan Agreement [Member] | 2020 Warrants [Member] | Agex Therapeutics Inc [Member]
Warrants exercise price, minimum																						$ 28.49
Warrants exercise price, maximum																						$ 66.65
2020 Loan Agreement [Member] | Agex Therapeutics Inc [Member]
Extinguishment of debt																$ 8,000,000.0
Fourth Amendment [Member] | Agex Therapeutics Inc [Member]
Debt conversion description				19.9
Registration Rights Agreements [Member] | Agex Therapeutics Inc [Member]
Line of credit facility, description			AgeX executed that certain Letter of Indemnification in Lieu of or Supplemental to a Medallion Signature Guarantee (the “ETC Letter of Indemnification”), pursuant to which AgeX agreed to indemnify Equiniti Trust Company LLC and its affiliates, successors and assigns (the “ETC Indemnity”) from and against any and all claims, damages, liabilities or losses arising out of the transfer 467,657 shares of AgeX common stock held by Juvenescence US Corp. to JuvVentures (the “JUV US Share Transfer”).																			AgeX has filed a registration statement on Form S-3, which has become effective under the Securities Act, for offerings on a delayed or continuous basis covering 467,657 shares of AgeX common stock held by Juvenescence and 92,358 shares of AgeX common stock that may be issued upon the exercise of warrants held by Juvenescence.
Convertible Note Purchase Agreement [Member] | Juvenescence [Member]
Convertiable promissoty note								$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage								7.00%
Convertible Note Purchase Agreement [Member] | Juvenescence [Member] | Agex Therapeutics Inc [Member]
Convertiable promissoty note								$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage								7.00%

[1]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.